Stockholders Deficit (Details 4) - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 01, 2024	Feb. 02, 2024
Number of Warrants	19,364,014	25,000
Weighted average remaining life in years	4 years 8 months 12 days
Weighted average exercise price, Warrants	$ 10.148		$ 3.69717
Number of shares, Warrants exercisable	19,364,014
Weighted average exercise price, Warrants exercisable	$ 10.15
Warrants [Member]
Number of Warrants	2,689,902
Weighted average remaining life in years	4 years 1 month 6 days
Weighted average exercise price, Warrants	$ 1.770
Number of shares, Warrants exercisable	2,689,902
Weighted average exercise price, Warrants exercisable	$ 1.77
Warrants 1 [Member]
Number of Warrants	515,000
Weighted average remaining life in years	4 years 8 months 19 days
Weighted average exercise price, Warrants	$ 11.500
Number of shares, Warrants exercisable	515,000
Weighted average exercise price, Warrants exercisable	$ 11.50
Warrants 2 [Member]
Number of Warrants	16,159,112
Weighted average remaining life in years	4 years 8 months 19 days
Weighted average exercise price, Warrants	$ 11.500
Number of shares, Warrants exercisable	16,159,112
Weighted average exercise price, Warrants exercisable	$ 11.50